Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000146463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO ETF (NAV Return)
C000129677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance IPO ETF (NAV Return)
Without Sales Load [Member] | C000146463
Average Annual Return [Line Items]
Average Annual Return, Percent	33.76%	(10.81%)	0.37%
Without Sales Load [Member] | C000129677
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%	(0.84%)	9.85%
RENAISSANCE INDEX: MSCI ALL COUNTRY WORLD INDEX EX-US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Average Annual Return, Percent	17.14%	10.82%	8.76%
RENAISSANCE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
RENAISSANCE INDEX: RENAISSANCE INTERNATIONAL IPO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO Index
Average Annual Return, Percent	35.38%	(9.68%)	1.53%
RENAISSANCE INDEX: RENAISSANCE IPO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance IPO Index
Average Annual Return, Percent	16.69%	(0.50%)	10.22%